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                        GROUP VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

   SUPPLEMENT DATED JANUARY 29, 2007 TO THE PROSPECTUS DATED OCTOBER 2, 2006

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              SUPPLEMENT DATED JANUARY 29, 2007 TO YOUR PROSPECTUS

VAN KAMPEN REAL ESTATE FUND -- CHANGES

The Van Kampen Real Estate Fund Sub-Account is closed to Contracts issued after January 19, 2007. The Sub-Account will remain open to new plans that received a proposal that included the Sub-Account prior to January 19, 2007, provided the new Contract is opened by May 9, 2007.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.